Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Trade Notes and Accounts Receivable, Net
Schedule of trade notes and accounts receivables, net

	2020		2019
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (p))	Ps.	3,327,579	Ps.	4,188,293
Trade accounts receivable		13,265,351		15,144,534
Loss allowance		(4,249,133)		(4,846,643)
	Ps.	12,343,797	Ps.	14,486,184

Schedule of aging analysis of current trade receivables past due

	2020		2019
1 to 90 days	Ps.	3,634,710	Ps.	4,180,830
91 to 180 days		1,386,243		1,182,634
More than 180 days		4,044,530		4,706,908

Schedule of carrying amount of trade notes and accounts receivable in foreign currencies

	2020		2019
U.S. dollar	Ps.	2,905,396	Ps.	3,610,639
Other currencies		75,369		45,114
At December 31	Ps.	2,980,765	Ps.	3,655,753

Schedule of loss allowance of trade notes and account receivables

	2020		2019
At January 1	Ps.	(4,846,643)	Ps.	(4,379,316)
Impairment provision		(1,352,432)		(1,549,801)
Write-off of receivables		1,949,942		996,185
Reclassification to current assets held for sale		—		86,289
At December 31	Ps.	(4,249,133)	Ps.	(4,846,643)